FINANCE LEASE PAYABLES	12 Months Ended
Dec. 31, 2017
FINANCE LEASE PAYABLES
FINANCE LEASE PAYABLES

20.        FINANCE LEASE PAYABLES

As disclosed in note 6, the Group leased certain machineries and construction in progress under finance leases with lease terms ranging from one to six years.

At December 31, 2017, the total future minimum lease payments under finance leases and their present values are as follows:

			Present value of minimum
	Minimum lease payments		lease payments
	December 31,	December 31,	December 31,	December 31,
	2016	2017	2016	2017

Amounts payable:
Within one year	2,371,917	2,253,720	2,115,644	2,008,716
In the second year	1,762,618	2,068,315	1,606,571	1,891,406
In the third to fifth years, inclusive	1,890,329	2,895,251	1,817,506	2,792,180
After five years	73,603	—	67,849	—

Total minimum finance lease payments	6,098,467	7,217,286	5,607,570	6,692,302

Future finance charges	(490,897)	(524,984)

Total net finance lease payables (note 19)	5,607,570	6,692,302

Portion classified as current liabilities (note 19)	(2,115,644)	(2,008,716)

Non-current portion	3,491,926	4,683,586

During the year ended December 31, 2017, the Group entered into various sale and leaseback agreements with Anhui Xincheng Financial Leasing Co., Ltd.  (安徽信成融资租賃有限公司), Pingan International Financial Leasing Co., Ltd. (平安國際融資租賃有限公司), Chongqing Transportation Equipment Financing Leasing Co., Ltd . (重慶市交通設備融資租賃有限公司), Taiping Sinopec Financial Leasing Co., Ltd. (太平石化金融租賃有限公司) and CFL, which is a related party of the Group, respectively, under which the Group sold machineries and construction in progress and leased them back. The lease terms range from one to six years and the lease rentals are payable by instalments with bearing interest at prevailing lending rates.

During the year ended December 31, 2017, the Group disposed of the assets under the sales and leaseback arrangements and incurred losses of RMB102 million (2016: RMB234 million), which were amortized over their respective useful lives of the assets. The internal rate of return (IRR) of the sales and finance lease back arrangements range from 4.35% to 6.20% (2016: from 4.76% to 6.28%).

*     The English name represents the best effort made by management of the Group in translating the Chinese name of the Companies as it does not have any official English names.